Acquisitions (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 11, 2019	Nov. 14, 2018	Dec. 31, 2018
Acquisitions (Details) [Line Items]
Non-controlling interest	$ 29,373		$ 29,373
Cash merger consideration per share (in Dollars per share)		$ 8.71
Total cash consideration for magicJack common shares		$ 143,115
B. Riley [Member]
Acquisitions (Details) [Line Items]
Cash acquisition consideration	116,500		116,500
Warrant consideration	$ 990		990
Warrants to purchases (in Shares)	200,000
Exercise price (in Dollars per share)	$ 26.24
Transaction costs	$ 570		$ 570